Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.81513%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$444,516.68

Principal:
Principal Collections	$8,290,853.88
Prepayments in Full	$2,943,945.70
Liquidation Proceeds	$104,061.08
Recoveries	$93,225.32
Sub Total	$11,432,085.98
Collections	$11,876,602.66

Purchase Amounts:
Purchase Amounts Related to Principal	$419,390.62
Purchase Amounts Related to Interest	$1,669.45
Sub Total	$421,060.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,297,662.73

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,297,662.73
Servicing Fee	$149,057.54	$149,057.54	$0.00	$0.00	$12,148,605.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,148,605.19
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,148,605.19
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,148,605.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,148,605.19
Interest - Class A-4 Notes	$137,882.81	$137,882.81	$0.00	$0.00	$12,010,722.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,010,722.38
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$11,957,842.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,957,842.63
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$11,918,217.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,918,217.30
Regular Principal Payment	$11,165,035.58	$11,165,035.58	$0.00	$0.00	$753,181.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$753,181.72
Residual Released to Depositor	$0.00	$753,181.72	$0.00	$0.00	$0.00
Total		$12,297,662.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,165,035.58
Total					$11,165,035.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,165,035.58	$105.61	$137,882.81	$1.30	$11,302,918.39	$106.91
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$11,165,035.58	$10.61	$230,387.89	$0.22	$11,395,423.47	$10.83

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$95,091,589.88	0.8994664	$83,926,554.30	0.7938569
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$147,701,589.88	0.1403834	$136,536,554.30	0.1297716

Pool Information
Weighted Average APR	3.128%	3.138%
Weighted Average Remaining Term	25.10	24.34
Number of Receivables Outstanding	18,133	17,524
Pool Balance	$178,869,043.79	$166,920,180.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$168,744,144.87	$157,579,109.29
Pool Factor	0.1590909	0.1484633

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$9,341,071.36
Targeted Overcollateralization Amount	$30,383,626.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,383,626.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$190,611.86
(Recoveries)		106	$93,225.32
Net Loss for Current Collection Period			$97,386.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6533%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7245%
Second Prior Collection Period			0.7480%
Prior Collection Period			1.4329%
Current Collection Period			0.6759%
Four Month Average (Current and Prior Three Collection Periods)			0.8953%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,258	$11,071,288.67
(Cumulative Recoveries)			$1,687,048.69
Cumulative Net Loss for All Collection Periods			$9,384,239.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8347%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,398.19
Average Net Loss for Receivables that have experienced a Realized Loss			$2,880.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.23%	301	$3,730,197.88
61-90 Days Delinquent	0.36%	38	$597,802.44
91-120 Days Delinquent	0.03%	4	$45,392.09
Over 120 Days Delinquent	0.17%	18	$287,346.48
Total Delinquent Receivables	2.79%	361	$4,660,738.89

Repossession Inventory:
Repossessed in the Current Collection Period		10	$115,252.66
Total Repossessed Inventory		21	$314,345.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2568%
Prior Collection Period			0.2702%
Current Collection Period			0.3424%
Three Month Average			0.2898%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5575%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer